Right-of-use assets - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 43.4	SFr 168.0
Lease modification	(45.5)	3.8
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0.0	68.4
Lease modification	SFr (52.4)	SFr 0.0